Note 7 Effect offsetting for derivatives and securities operation (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	€ 90,645	€ 79,983	€ 69,888
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	3,611	5,688	2,409
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	87,034	74,294	67,479
Financial instruments gross amount not offset in the consolidated balance sheets	77,534	66,604	58,372
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	10,971	9,178	8,415
Net amount	(1,471)	(1,488)	692
Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	92,074	91,291	82,404
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	3,584	5,722	2,414
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	88,490	85,569	79,990
Financial instruments gross amount not offset in the consolidated balance sheets	80,698	76,140	67,993
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	10,798	11,054	11,033
Net amount	(3,006)	(1,624)	964
Derivatives [member] | Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	36,349	47,862	36,349
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	3,611	5,688	2,388
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	32,737	42,173	33,961
Financial instruments gross amount not offset in the consolidated balance sheets	22,524	33,842	25,020
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	8,758	9,018	8,210
Net amount	1,456	(686)	731
Derivatives [member] | Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	37,916	49,720	38,693
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	3,584	5,722	2,394
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	34,331	43,998	36,299
Financial instruments gross amount not offset in the consolidated balance sheets	22,524	33,842	25,020
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	10,119	9,435	10,613
Net amount	1,688	721	667
Reverse repurchase securities borrowing and similar agreements [Member] | Assets [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	54,296	32,121	33,539
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	21
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	54,296	32,121	33,518
Financial instruments gross amount not offset in the consolidated balance sheets	55,010	32,762	33,352
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	2,213	161	204
Net amount	(2,927)	(802)	(39)
Repurchase securities lending and similar agreements [Member] | Liabilities [member]
Effect of offsetting for derivatives and securities operation [Line Items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	54,159	41,571	43,712
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	0	21
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	54,159	41,571	43,691
Financial instruments gross amount not offset in the consolidated balance sheets	58,174	42,298	42,974
Cash collateral received pledged gross amount not offset in the consolidated balance sheets	679	1,619	420
Net amount	€ (4,694)	€ (2,346)	€ 297